Equity Method Investments - Share of Post-tax Earnings (Losses) in Equity Method Investments Reported in Consolidated Income Statement (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of associates [line items]
Total share of post-tax earnings in equity method investments	$ 40	$ 1,075
YPL [Member]
Disclosure of associates [line items]
Total share of post-tax earnings in equity method investments	68	1,099
Other equity method investments [member]
Disclosure of associates [line items]
Total share of post-tax earnings in equity method investments	$ (28)	$ (24)